Authorised and issued share capital - Additional Information (Details) - Ordinary shares - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP (in shares)	39,769	490,646	1,211,974
Market value of the ordinary shares of the Company held by the ESOP	£ 0.3	£ 4.0	£ 10.0
Number of ordinary shares held in treasury (in shares)	12,591,893	66,675,497	70,489,953
Ordinary shares held in treasury at market value	£ 104.0	£ 502.0	£ 578.0